CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2015	$ 5,928	$ 21,267	$ (61,896)	$ (7,507)		$ (42,208)
Balance, shares at Dec. 31, 2015	10,961,698
Insuance of common stock	$ 4,727	1,861				6,588
Insuance of common stock, shares	10,038,302
Non controlling interest in subsidiaries					153	153
Net income (loss)			2,342			2,342
Translation adjustment				(352)		(352)
Balance at Dec. 31, 2016	$ 10,655	23,128	(59,554)	(7,859)	153	$ (33,477)
Balance, shares at Dec. 31, 2016	21,000,000					21,000,000
Net income (loss)			5,820		(50)	$ 5,770
Translation adjustment				945	20	965
Balance at Dec. 31, 2017	$ 10,655	23,128	(53,734)	(6,914)	123	$ (26,742)
Balance, shares at Dec. 31, 2017	21,000,000					21,000,000
Insuance of common stock	$ 2,241	329				$ 2,570
Insuance of common stock, shares	4,100,000
Net income (loss)			(11,230)		(123)	(11,353)
Translation adjustment				669		669
Balance at Dec. 31, 2018	$ 12,896	$ 23,457	$ (64,964)	$ (6,245)		$ (34,856)
Balance, shares at Dec. 31, 2018	25,100,000					25,100,000